UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	April 12, 2007

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	49
Form 13F Information Table Value Total:	$88,584

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105      434     5675 SH       SOLE                     5675
ABBOTT LABORATORIES            COM              002824100     2790    50004 SH       SOLE                    50004
ALLTEL CORP                    COM              020039103     1335    21539 SH       SOLE                    21539
AMERICAN INTERNATIONAL GROUP   COM              026874107     2983    44377 SH       SOLE                    44377
ANHEUSER-BUSCH COMPANIES, INC. COM              035229103     2426    48075 SH       SOLE                    48075
AT&T INC                       COM              00206r102      305     7729 SH       SOLE                     7729
BANK OF AMERICA CORP           COM              060505104      509     9969 SH       SOLE                     9969
CHEVRONTEXACO CORPORATION      COM              166751107      390     5268 SH       SOLE                     5268
CISCO SYSTEMS INC              COM              17275R102     2099    82200 SH       SOLE                    82200
CITIGROUP                      COM              172967101      572    11148 SH       SOLE                    11148
CULLEN FROST BANKERS           COM              229899109     2600    49685 SH       SOLE                    49685
CVS CORP.                      COM              126650100     1966    57575 SH       SOLE                    57575
DISNEY WALT HOLDING CO         COM              254687106     3080    89458 SH       SOLE                    89458
DRS TECHNOLOGIES, INC.         COM              23330x100     3188    61100 SH       SOLE                    61100
ECHELON CORPORATION            COM              27874n105      117    11090 SH       SOLE                    11090
EMC CORP MASS                  COM              268648102     1534   110750 SH       SOLE                   110750
EXXON MOBIL CORP               COM              302290101      817    10824 SH       SOLE                    10824
FANNIE MAE                     COM              313586109     1350    24735 SH       SOLE                    24735
FOREST OIL CORPORATION         COM              346091606     2741    82125 SH       SOLE                    82125
GENERAL ELECTRIC CO            COM              369604103     3733   105570 SH       SOLE                   105570
HOME DEPOT                     COM              437076102     2682    73010 SH       SOLE                    73010
HUNT J B TRANSPORT SERVICES    COM              445658107      332    12650 SH       SOLE                    12650
ILLINOIS TOOL WORKS INC        COM              452308109     2417    46835 SH       SOLE                    46835
INTEL CORP                     COM              458140100     2062   107789 SH       SOLE                   107789
INTERNATIONAL BUSINESS MACHINE COM              459200101     1016    10783 SH       SOLE                    10783
JACOBS ENGINEERING GROUP, INC. COM              469814107     2034    43600 SH       SOLE                    43600
JOHNSON CONTROLS               COM              478366107     3242    34265 SH       SOLE                    34265
KIMBERLY CLARK CORP            COM              494368103     1251    18260 SH       SOLE                    18260
LONE STAR LIQUIDATING TRUST    COM              54229r102        3  1222357 SH       SOLE                  1222357
MEDTRONIC, INC.                COM              585055106     2923    59590 SH       SOLE                    59590
MICROSOFT CORP                 COM              594918104     2590    92938 SH       SOLE                    92938
NIKE, INC. CLASS B             COM              654106103     3028    28500 SH       SOLE                    28500
NMC, INC.                      COM              629196106        1   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      483     7600 SH       SOLE                     7600
PFIZER INC                     COM              717081103     1255    49689 SH       SOLE                    49689
PHILADELPHIA CONSOLIDATED HLDG COM              717528103     3252    73935 SH       SOLE                    73935
PROCTER & GAMBLE CO            COM              742718109      249     3940 SH       SOLE                     3940
REGIONS FINANCIAL CORPORATION  COM              7591EP100     1512    42741 SH       SOLE                    42741
S&P 500 INDEX DEPOSITORY RECEI COM              78462F103      336     2369 SH       SOLE                     2369
SCHERING PLOUGH CORP           COM              806605101     1758    68895 SH       SOLE                    68895
SOUTH FINANCIAL GROUP, INC.    COM              837841105     1822    73725 SH       SOLE                    73725
TARGET STORES                  COM              87612E106     2802    47290 SH       SOLE                    47290
THE CHARLES SCHWAB CORP        COM              808513105     1549    84687 SH       SOLE                    84687
THERMO FISHER SCIENTIFIC, INC. COM              883556102     3010    64375 SH       SOLE                    64375
UNITEDHEALTH GROUP, INC.       COM              91324P102     2533    47825 SH       SOLE                    47825
WAL MART STORES INC            COM              931142103     4057    86401 SH       SOLE                    86401
WRIGHT MEDICAL GROUP INC       COM              98235t107     2831   127015 SH       SOLE                   127015
XTO ENERGY, INC.               COM              98385X106     1648    30075 SH       SOLE                    30075
VANGUARD INSTL INDEX-INST PL                    922040209      938 7222.2150SH       SOLE                7222.2150